UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File number: 811-09497

Dividend Growth Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc. 431 N. Pennsylvania Street Indianapolis, IN   46204

(Address of principal executive offices) (Zip code)

Terry Gallagher

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7030

Date of fiscal year end: 9/30

Date of reporting period: 07/01/05 - 06/30/06

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

The Rising Dividend Growth Fund

Security Name	Ticker	Security ID/CUSIP	Meeting Date	Description of Matter/Proposal	Proposed by Management (M) or Shareholders (S)	Vote (Yes or No)	Vote For, Against or Abstain	Fund Casts its Vote For or Against Management
Huntington Trust	HFISX		6/22/06	Ratify proposed slate of directors	M	Yes	For	For
				Ratify the selection of Ernst & Young LLP as the Trust’s independent auditors	M	Yes	For	For
To make amendments to the Fund’s fundamental investment policies regarding:
				Diversification	M	Yes	For	For
				Concentration	M	Yes	For	For
				Issuing senior securities	M	Yes	For	For
				Lending	M	Yes	For	For
				Borrowing money	M	Yes	For	For
				Investment in commodities	M	Yes	For	For
				Investments in real estate	M	Yes	For	For
				Underwriting securities	M	Yes	For	For
				Pledging, mortgaging or hypothecating assets	M	Yes	For	For
To eliminate the funds fundamental investment policies regarding:
				Investing in illegal securities	M	Yes	For	For
				Investments in new issues	M	Yes	For	For
				Purchase on margin	M	Yes	For	For
				Short selling	M	Yes	For	For
				Certain transactions with “interested Persons” of the Fund	M	Yes	For	For
				Investing in issuers owned by officers and trustees	M	Yes	For	For
				Purchasing securities of other investment companies	M	Yes	For	For
				The proposed agreement and plan of reorganization whereby the trust will be reorganized as a Delaware business trust	M	Yes	For	For
Caterpillar Inc	CAT	149123101	6/14/06	Ratify proposed slate of directors	M	Yes	For	For
				Amend articles of incorporation	M	Yes	For	For

				Approve long-term incentive plan	M	Yes	For	For
				Approve short-term incentive plan	M	Yes	For	For
				Ratify auditors	M	Yes	For	For
				Declassify board	S	Yes	Against	For
				Separate CEO and Board	S	Yes	Against	For
				Majority vote standard	S	Yes	Against	For
The Home Depot Inc	HD	437076102	5/25/06	Ratify proposed slate of directors	M	Yes	For	For
				Ratify appointment of KPMG as independently registered public accounting firm for fiscal 2006	M	Yes	For	For
				Committee Report	S	Yes	Against	For
				Employment Diversity Report Disclosure	S	Yes	Against	For
				Chairman & CEO	S	Yes	Against	For
				Method of voting for directors	S	Yes	Against	For
				Retirement benefits	S	Yes	Against	For
				Political contributions	S	Yes	Against	For
				Governing Documents	S	Yes	Against	For
				Political nonpartisanship	S	Yes	Against	For
McDonald’s Corporation	MCD	580135101	5/25/06	Ratify proposed slate of directors	M	Yes	For	For
				Approve registered public accounting firm	M	Yes	For	For
				Shareholder approval of future severance packages	S	Yes	Against	For
				Labeling of genetically engineered products	S	Yes	Against	For
Pentair, Inc.	PNR	709631105	5/4/06	Ratify proposed slate of directors	M	Yes	For	For
				Ratify Deloitte & Touche LLP as independent registered public accounting firm for 2006	M	Yes	For	For
Aflac Incorporated	AFL	001055102	5/1/06	Ratify proposed slate of directors	M	Yes	For	For
				Ratify appointment of KPMG LLP as independent registered public accounting firm	M	Yes	For	For
Abbott Laboratories	ABT	002824100	4/28/06	Ratify proposed slate of directors	M	Yes	For	For
				Ratify Deloitte & Touche LLP as auditors	M	Yes	For	For
				Pay-for-superior performance	S	Yes	Against	For

				Political contributions	S	Yes	Against	For
				The roles of chair and CEO	S	Yes	Against	For
Pfizer	PFE	717081103	4/17/06	Ratify proposed slate of directors	M	Yes	For	For
				Ratify KPMGLLP as accounting firm for fiscal 2006	M	Yes	For	For
				Term limits for directors	S	Yes	Against	For
				Reporting on pharmaceutical price restraint	S	Yes	Against	For
				Cumulative voting	S	Yes	Against	For
				Separation of roles of Chairman and CEO	S	Yes	For	Against
				Report on Political contributions	S	Yes	Against	For
				Feasibility of amending Pfizer’s corporate policy on laboratory animal care and use	S	Yes	Abstain
				Justification for financial contributions which advance animal-based testing methodology	S	Yes	Abstain
Johnson & Johnson	JNJ	478160104	4/27/06	Ratify proposed slate of directors	M	Yes	For	For
				Amendments to the restated certification of incorporation	M	Yes	For	For
				Ratify PricewaterhouseCoopers LLC as public accounting firm	M	Yes	For	For
				Charitable contributions	S	Yes	Against	For
				Majority voting requirements for director nominees	S	Yes	Against	For
Magellan Midstream Partners LP	MMP	55907R108	4/26/06	Ratify proposed slate of directors	M	Yes	For	For
Franklin Electric	FELE	353514102	4/28/06	Ratify proposed slate of directors	M	Yes	For	For
				Ratify appointment of Deloitte & Touche LLP as public accounting firm for fiscal 2006	M	Yes	For	For
Bank of America Corporation	BAC	060505104	4/26/06	Ratify proposed slate of directors	M	Yes	For	For
				Ratify public accounting firm for 2006	M	Yes	For	For
				Amendment to 2003 Key Associate Stock Plan	M	Yes	For	For
				Political Contributions	S	Yes	Against	For
				Majority voting in director elections	S	Yes	Against	For
				Independent board chairman	S	Yes	For	Against

				Equal Employment Opportunity Policy	S	Yes	Against	For
Wells Fargo & Co	WFC	949746101	4/25/06	Ratify proposed slate of directors	M	Yes	For	For
				Ratify KPMGLLP as auditors for 2006	M	Yes	For	For
				Director Election By-law	S	Yes	Against	For
				Separation of Board Chair and CEO	S	Yes	For	Against
				Director Compensation	S	Yes	Against	For
				Report on home mortgage disclosure act data	S	Yes	For	Against
Praxair Inc	PX	74005P104	4/25/06	Ratify proposed slate of directors	M	Yes	For	For
				Amend certification of incorporation to declassify the board	M	Yes	For
				Re-approve performance goals under Praxair’s Section 162M Plan	M	Yes	For	For
				Ratify appointment of Independent Auditor	M	Yes	For	For
BB&T Corporation	MSDXP	57520R200	4/25/06	Ratify proposed slate of directors	M	Yes	For	For
				Approve amendment to by-laws to eliminate the classified board	M	Yes	For	For
				Amendment to By-Laws to eliminate the National Bank Director Qualification Standard	M	Yes	For	For
				Reapprove short term incentive plan for federal tax purposes	M	Yes	For	For
				Ratify appointment of PricewaterhouseCoopers LLC as accounting firm for 2006	M	Yes	For	For
Wolverine Worldwide Inc.	WWW	978097103	4/20/06	Ratify proposed slate of directors	M	Yes	For	For
				Ratify Ernst & Young LLP as auditors for current year	M	Yes	For	For
State Street Corporation	STT	857477103	4/19/06	Ratify propose slate of director	M	Yes	For	For
				Ratify selection of Ernst & Young as accounting firm for 2006	M	Yes	For	For
				Approve 2006 equity incentive plan	M	Yes	For	For
				Approve the material terms of the 2006 restated senior executive annual incentive plan	M	Yes	For	For

				Proposal to request directors to redeem the outstanding rights under the company’s rights agreement and to require shareholder ratification of any future rights agreement	S	Yes	Against	For
Citigroup Inc.	C	172967101	4/18/06	Ratify proposed slate of directors	M	Yes	For	For
				Ratify selection of KPMG LLP as auditors for 2006	M	Yes	For	For
				Amend Article Fourth of the restated certificate of Incorporation	M	Yes	For	For
				Amend Article Eighth of the restated certificate of Incorporation	M	Yes	For	For
				Amend Article Ninth of the restated certificate of Incorporation	M	Yes	For	For
				No future new stock option grants and no renewal/repricing of current stock options	S	Yes	Against	For
				Report on Charitable contributions	S	No	Abstain
				Adoption of policy regarding performance-based equity compensation for senior execs	S	No	Abstain
				Reimbursement of expenses incurred by stockholders in contested election of directors	S	Yes	Against	For
				Proposal that Chairman of Board have no management, duties, titles or responsibilities	S	Yes	Against	For
				Recoupment of management bonuses in the event of a restatement of earnings	S	Yes	Against	For
US Bancorp	USB	902973304	4/18/06	Ratify proposed slate of Directors	M	Yes	For	For
				Ratify selection of Ernst & Young as auditors for 2006	M	Yes	For	For
				Approval of 2006 executive incentive plan	M	Yes	For	For
				Declassification of Board of Directors	S	No	Abstain
				Annual approval of compensation committee report	S	No	Abstain
Suntrust Banks, Inc	STI	867914103	4/18/06	Ratify proposed slate of director	M	Yes	For	For
				Ratify appointment of PricewaterhouseCoopers as auditor for 2006	M	Yes	For	For

				Directors be elected annually	S	Yes	Against	For
United Technologies Inc.	UTX	913017109		Ratify proposed slate of directors	M	Yes	For	For
				Appointment of independent auditors	M	Yes	For	For
				Director Term Limits	S	Yes	Against	For
				Foreign Military Sales	S	Yes	Against	For
Arrow International Inc.	ARRO	042764100	1/18/06	Ratify proposed slate of directors	M	Yes	For	For
				Adoption of 2006 directors stock incentive plan	M	Yes	For	For
				Approval of amendments to restated articles of incorporation and by-laws to declassify board of directors and elect directors annually	M	Yes	For	For
				Ratify appointment of PricewaterhouseCoopers LLC as accounting firm	M	Yes	For	For
Sysco Corporation	SYY	871829107	11/11/05	Ratify proposed slate of directors	M	Yes	For	For
				Ratify Ernst & Young as accountants for fiscal 2006	M	Yes	For	For
				Approval of 2005 management incentive plan	M	Yes	For	For
				Approval of the payment of compensation to certain executives	M	Yes	For	For
				Approval of the 2005 Non-employee directors stock option plan	M	Yes	For	For
Automatic Data Processing, Inc.	ADP	053015103	11/08/05	Ratify proposed slate of directors	M	Yes	For	For
				Appointment of Deloitte & Touche LLP	M	Yes	For	For
Archer Daniels Midland Company	ADM	039483102	11/03/05	Ratify proposed slate of directors	M	Yes	For	For
				Report on impact of genetically engineered food	S	Yes	Against	For

CAPTIAL APPRECIATION FUND

Security Name	Ticker	Security ID/CUSIP	Meeting Date	Description of Matter/Proposal	Proposed by Management (M) or Shareholders (S)	Vote (Yes or No)	Vote For, Against or Abstain	Fund Casts its Vote For or Against Management
Dollar General Corporation	DG	256669102	5/31/06	Approve amendments to company 1998 stock incentive plan	M	Yes	For	For
				Ratify the appointment of Ernst & Young as independent auditors	M	Yes	For	For
E*Trade Financial Corporation	ET	269246104	5/25/06	Ratify selection of Deloitte & Touche as independent auditors for 2006	M	Yes	For	For
The Southern Company	SO	842587107	5/24/06	Elect the slate of Board of Directors	M	Yes	For	For
				Ratify selection of Deloitte & Touche as independent auditors for 2006	M	Yes	For	For
				Approve the company omnibus incentive compensation Plan	M	Yes	For	For
SEI Investments Company	SEIC	784117103	5/24/06	Approve recommended slate of Board of Directors	M	Yes	For	For
				Ratification of appointment of PricewaterhouseCoopers LLC as the company’s independent public accountants	M	Yes	For	For
Martina Marietta Materials, Inc.	MLM	573284106	5/23/06	Approve recommended slate of Directors	M	Yes	For	For
				Approve amendments to the stock based award plan	M	Yes	For	For
				Ratification of selection of Ernst & Young LLP as independent auditors	M	Yes	For	For
Dean Foods Company	DF	242370104	5/19/06	Ratify recommended slate of Board of Directors	M	Yes	For	For
				Ratification of appointment of Deloitte & Touche LLP as the company’s independent public accountants	M	Yes	For	For
				Stockholder proposal regarding sustainability report	S	Yes	Against	For
American International Group Inc	AIG	026874107	5/17/06	Ratify recommended slate of Board of Directors	M	Yes	For	For

				Ratification of appointment of PricewaterhouseCoopers LLC as the company’s independent public accountants	M	Yes	For	For
				Adoption of executive incentive plan	M	Yes	For	For
Seagate Technology	STX	7945J104	5/17/06

Proposal to approve the issuance of company common shares pursuant to the agreement and plan of merger, dated as of 12/20/05 (as amended, supplemented or modified from time to time, the ”Merger Agreement”) by and among Seagate Technology, MD Merger Corporation and Maxtor Corporation

					M	Yes	For	For

Approve adjournment of the extraordinary general meeting to a later date or dates, if necessary, to solicit additional proxies if there are insufficient votes at the time of the t extraordinary general meeting to approve the issuance of Seagate common shares in the merger

					M	Yes	For	For
The Allstate Corporation	ALL	020002101	5/16/06	Approve recommend slate of Directors	M	Yes	For	For
				Appointment of Deloitte & Touche as independent auditors for 2006	M	Yes	For	For
				Approval of the amended and restated 2001 equity incentive plan	M	Yes	For	For
				Approval of the 2006 equity compensation plan for non-employee directors	M	Yes	For	For
				Provide for director election majority vote standard	S	Yes	Against	For
				Provide for simple majority vote	S	Yes	Against	For
Office Depot, Inc	ODP	676220106	5/12/06	Ratification of appointment of Deloitte & Touche LLP as the company’s independent public accountants	M	Yes	For	For

Recommendation that the Board of Directors initiate the appropriate process to amend the governance documents (certificate of incorporation or by-laws) of the company to provide that director nominees shall be elected by the affirmative vote of the majority of the votes cast at an Annual Meeting of Shareholders

					S	Yes	Against	For
Dentsply International Inc.	XRAY	249030107	5/10/06	Ratify recommended slate of directors	M	Yes	For	For
				Ratify the appointment of PricewaterhouseCoopers LLP, independent accountants, to audit the books and accounts of the company for the year ending 12/31/06	M	Yes	For	For
Mercury General Corporation	MCY	589400100	5/10/06	Ratify the proposed slate of directors	M	Yes	For	For
Helix Energy	HLX	42330P10	5/8/06	Ratify recommended slate of Board of Directors	M	Yes	For	For
Nuveen Investment Inc.	JNC	67090F106	5/11/06	Ratify recommended slate of directors	M	Yes	For	For
				Ratify selection of KPMG LLP as independent auditors for 2006	M	Yes	For	For
				In their discretion the proxies are authorized to vote upon such other business as may properly come before the meeting	M	Yes	For	For
ConocoPhillips	COP	20825C104	5/10/06	Ratify recommended slate of directors	M	Yes	For	For
				Ratify selection of Ernst & Young LLP as independent auditors for 2006	M	Yes	For	For
				Drilling in sensitive areas	S	No	Abstain
				Director Election vote standard	S	Yes	Against	For
				Shareholder approval of future extraordinary retirement benefits for senor executives	S	Yes	Against	For
				Environmental accountability to communities	M	No	Abstain
				Equitable compensation of non-employee directors	M	Yes	Against	For
Kinder Morgan, Inc.	KMI	49455P101	5/10/06	Ratify recommended slate of directors	M	Yes	For	For
				Amend and restate amended and restated 1999 stock plan	M	Yes	For	For
				Approve foreign subsidiary employees stock purchase plan	M	Yes	For	For

				Amend our employees stock purchase plan	M	Yes	For	For
				Ratify the selection of PricewaterhouseCoopers LLC as independent registered public accounting firm for 2006	M	Yes	For	For
Teleflex Incorporated	TFX	879369106	5/5/06	Ratify recommended slate of directors	M	Yes	For	For
				Amendment of Certificate of Incorporation to increase authorized shares of common stock	M	Yes	For	For
				Approval of Teleflex Incorporated executive incentive plan	M	Yes	For	For
				Ratify the selection of PricewaterhouseCoopers LLC as independent registered public accounting firm for 2006	M	Yes	For	For
Synovus Financial Corp	SNV	87161C105	4/27/06	Ratify recommended slate of directors	M	Yes	For	For
				Mend Synovus’ articles of incorporation and bylaws to declassify the Board of Directors	M	Yes	For	For
				Approve the Synovus Executive Cash Bonus Plan	M	Yes	For	For
				Ratify the selection of KPMG LLP as independent auditor for year 2006	M	Yes	For	For
				Consider a shareholder proposal regarding director election by majority vote	S	Yes	Against	For
General Electric Company	GE	369604103	4/26/06	Ratify proposed slate of directors	M	Yes	For	For
				Ratify selection of independent auditor	S	Yes	For	For
				Cumulative voting	S	Yes	Against	For
				Curb over extended directors	S	Yes	Against	For
				One director from ranks of retirees	S	Yes	Against	For
				Independent Board Chairman	S	Yes	Against	For
				Director Election Majority vote standard	S	Yes	Against	For
				Report of global warming science	S	Yes	Against	For
Weyerhaeuser Company	WY	962166104	4/20/06	Ratify proposed slate of directors	M	Yes	For	For

				Director election by majority	S	No	Abstain
				Majority vote	S	No	Abstain
				Executive Compensation	S	Yes	Against	For
				Forest Stewardship Council Certification	S	No	Abstain
				Independent Chairman	S	Yes	For	Against
				Advisory basis of the appointment of auditor	S	Yes	For	For
Associated Banc-Corp	ASBC	045487105	4/26/06	Ratify proposed slate of directors	M	Yes	For	For
				Approve the amended and restated articles of incorporation to eliminate the classification of Board of Directors	M	Yes	For	For
				Ratify selection of KPMG LLP as independent registered public accounting firm for the year ending 12/31/06	M	Yes	For	For
Hughes Supply, Inc	HUG		3/30/06	Approve Merger agreement with Home Depot	M	Yes	For	For
				Adjournment or postponement of the special meeting	M	Yes	For	For
				Any other matters that may come before the meeting	M	Yes	For	For
Ralcorp Holdings	RAH	751028101	2/2/06	Ratify recommended slate of directors	M	Yes	For	For
				Ratify PricewaterhouseCoopers LLC as independent registered public accounting firm for the fiscal year ending 9/30/06	M	Yes	For	For
Actuant corporation	ATU	00508X203	1/13/06	Ratify recommended slate of directors	M	Yes	For	For
				Approve amendments to the 2002 Stock Plan	M	Yes	For	For
				Approve the amended and restated 2001 outside directors’ stock plan	M	Yes	For	For

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Growth Trust

By: /s/ C. Troy Shaver, Jr.

C. Troy Shaver, Jr., President

Date: August 24, 2006